Summary of Significant Accounting Policies (Recently Issued Accounting Standards) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Capitalized compensation, leasing costs	$ 2.7	$ 3.6	$ 3.8
ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Capitalized compensation, leasing costs	$ 1.0
ASU 2016-02 | Forecast | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, right of use asset				$ 18.0
Operating lease liability				18.0
ASU 2016-02 | Forecast | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, right of use asset				20.0
Operating lease liability				$ 20.0